UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23358

Angel Oak Financial Strategies Income Term Trust
(Exact name of registrant as specified in charter)

3344 Peachtree Rd. NE, Suite 1725
Atlanta, Georgia 30326
(Address of principal executive offices) (Zip code)

Ward Bortz, President
3344 Peachtree Rd. NE, Suite 1725
Atlanta, Georgia 30326
(Name and address of agent for service)

Copy to:
Stephen T. Cohen
Matthew E. Barsamian
Dechert LLP
1900 K Street NW
Washington, DC 20006

404-953-4900
Registrant’s telephone number, including area code
Date of fiscal year end: January 31
Date of reporting period: July 31, 2025

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

1

Semi-Annual Report
July 31, 2025

Angel Oak Financial Strategies Income Term Trust

Angel Oak Capital Advisors, LLC
3344 Peachtree Road NE
Suite 1725
Atlanta, GA 30326
(404)
953-4900

Angel Oak Financial Strategies Income Term Trust
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 3.37% based on market price and 2.62% based on net asset value (NAV) for the six-month
period ending July 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 17 basis points (bps) based on market price, but it underperformed by 58 bps based on NAV, which was largely driven by the impact of the rights offering that closed during the period. The benchmark returned 3.20% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
Financials, particularly the banking sector, have delivered strong earnings year-to-date
in 2025. Net interest margins expanded as funding and deposit costs declined while loan yields increased. Asset quality remained solid, supported by robust reserve coverage and capital levels. Banking sector consolidation, a key alpha driver for the strategy, accelerated in July 2025 with 26 deals announced, the highest total since June 2021, including four of the year’s largest transactions. This activity pushed the annualized consolidation rate to 4.3%.
Bank debt spreads have normalized to historical ranges as primary issuance strengthens. New issuance has accelerated, putting 2025 on track to be the most active year since 2022. More than $11 billion of 2020 vintage issuance reaches its call period this year, and most bank debt is typically refinanced at this stage due to reduced Tier 2 capital treatment. These dynamics have supported improved pricing for legacy holdings and higher coupons on new portfolio additions.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained its emphasis on the financial sector, with key overweights in community bank debt and nonbank financials debt.
Top Contributors
h
Bank debt; financial sector preferred and common equities; financial services company debt
Top Detractors
i
Real estate investment trust debt; asset management company debt; insurance company debt
Past performance is not a guarantee of future results.
Investing involves risk; principal loss is possible. An investment in the Fund includes, but is not limited to, risks and considerations related to: banks and diversified financial companies, business development companies, closed-end
funds, conflicts of interest, convertible securities, credit, derivatives, distributions, equity, extensions, fixed income instruments, floating or variable rate securities, foreign securities, high-yield securities, illiquid securities, industry concentration, interest rate, large investors, leverage, limited investment opportunities, limited term, liquidity and valuation, management, market, market discounts, maturity and duration, portfolio turnover, prepayments, rating agencies, real estate investment trusts, registered investment companies, regulatory and legal, repurchase agreements, reverse repurchase agreements, senior debt, subordinated debt, preferred securities of banks and diversified financial companies, structured products, trust preferred securities, uncertain tax treatment, unrated securities, U.S. government securities, and other risks.
For more information on these risks and other risks of the Fund, please see the Prospectus.

Investment Results – (Unaudited)
Angel Oak Financial Strategies Income Term Trust
Total Return Based on a $10,000 Investment

The chart above assumes an initial investment of $10,000 made on May 31, 2019 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Performance data current to the most recent month-end can be obtained by calling (855) 751-4324. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Market Price	$13.05
NAV	$13.82
Premium (Discount) to NAV	-5.57%
Market Price Distribution Rate (1)	10.02%
NAV Distribution Rate (1)	9.46%
(1) Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice.
The amount of the Fund’s distributions during the last fiscal year exceeded the amount of the Fund’s income and gains. As a result, some of the Fund’s distributions constituted a ROC to shareholders.
Total Returns
(1)
(For the period ended July 31, 2025)

	Average Annual Returns
	One Year	Three Year	Five Year	Since Inception (2)
Angel Oak Financial Strategies Income Term Trust – NAV	9.95%	3.37%	2.37%	1.84%
Angel Oak Financial Strategies Income Term Trust – Market Price	14.05%	5.75%	5.05%	1.57%
Bloomberg U.S. Aggregate Bond Index (3)	3.38%	1.64%	-1.07%	0.93%
(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions under the Fund’s dividend reinvestment plan.

Investment Results – (Unaudited) (continued)
(2) Inception date is May 31, 2019.
(3) The Bloomberg U.S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Portfolio Holdings – (Unaudited)
The investment objective of Angel Oak Financial Strategies Income Term Trust is to seek current income with a secondary objective of total return.

*
As a percentage of total investments. The percentages presented in the table above may differ from those in the Schedule of Investments because the percentages in the Schedule of Investments are calculated based on net assets.

Angel Oak Financial Strategies Income Term Trust
Statement of Assets and Liabilities
July 31, 2025 (Unaudited)

Assets
Investments in securities at fair value*	$575,665,377
Dividends and interest receivable	6,823,589
Receivable for investments sold	27,271
Prepaid expenses	113,427

Total Assets	582,629,664

Liabilities
Payable for senior notes (par value of $85,000,000 less unamortized deferred issuance costs of $338,525)	84,661,475
Payable for reverse repurchase agreements	35,436,000
Payable to Adviser	220,264
Interest payable for senior notes	140,556
Interest payable for reverse repurchase agreements	112,631
Payable to administrator, fund accountant, and transfer agent	9,807
Payable for distributions to shareholders	5,426
Payable to custodian	3,453
Other accrued expenses	122,539

Total Liabilities	120,712,151

Net Assets	$461,917,513

Net Assets consist of:
Paid-in capital	$505,866,245
Total distributable earnings (accumulated deficit)	(43,948,732)

Net Assets	$461,917,513

Shares outstanding (unlimited number of shares authorized, no par value)	33,416,851

Net asset value (“NAV”) and offering price per share	$13.82

*Identified Cost:
Investments in securities	$597,125,955

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Statement of Operations
For the Period Ended July 31, 2025 (Unaudited)

Investment Income
Interest	$15,597,560
Dividends	1,251,550

Total Investment Income	16,849,110

Expenses
Investment Advisory (See Note 6)	3,535,618
Interest & commissions (See Note 9)	2,537,381
Service Fees (See Note 6)	492,350
Legal	78,983
Printing	35,076
Trustee	30,509
Administration	30,491
Fund accounting	25,723
Audit & tax	19,738
Registration	13,937
Transfer agent	12,961
Custodian	11,130
Compliance	6,154
Insurance	3,712
Miscellaneous	25,829

Total Expenses	6,859,592

Fees contractually waived by Adviser (See Note 6)	(272,787)
Fees voluntarily waived by Adviser (See Note 6)	(342,267)
Fees contractually recouped by Adviser (See Note 6)	140,938

Net Expenses	6,385,476

Net Investment Income (Loss)	10,463,634

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	2,740,134
Net change in unrealized appreciation/depreciation on:
Investments	7,375,581

Net realized and unrealized gain (loss) on investments	10,115,715

Net increase (decrease) in net assets resulting from operations	$20,579,349

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Statement of Cash Flows
For the Period Ended July 31, 2025 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$20,579,349
Net adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Net amortization and accretion of premium and discount on investments and other cost adjustments	34,413
Purchases of short-term investments, net	(5,851,855)
Purchases of long-term investments	(162,670,222)
Proceeds from sales of long-term investments	79,448,966
Net change in unrealized appreciation/depreciation on investments	(7,375,581)
Net realized gain (loss) on investments	(2,740,134)
Change in:
Receivable for investments sold	3,972,729
Dividends and interest receivable	(1,307,755)
Prepaid expenses	(87,066)
Interest payable for reverse repurchase agreements	(44,382)
Payable to Adviser	(191,373)
Payable to administrator, fund accountant and transfer agent	(1,493)
Payable to custodian	(328)
Other accrued expenses	26,404

Net cash provided by (used in) operating activities	(76,208,328)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from rights offering, net of offering costs (See Note 10)	105,963,470
Distributions paid to shareholders, net	(18,212,140)
Proceeds from reverse repurchase agreements	35,436,000
Repayments of reverse repurchase agreements	(47,044,000)
Net amortization of deferred issuance costs of senior notes	64,998

Net cash provided by (used in) financing activities	76,208,328

Net change in cash	–

CASH:
Beginning Balance	–

Ending Balance	$–

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$2,477,765
Cash held in money market investments	$14,483,321

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Statements of Changes in Net Assets

	For the Period Ended July 31, 2025 (Unaudited)	For the Year Ended January 31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$10,463,634	$17,908,555
Net realized gain (loss) on investment transactions	2,740,134	(348,753)
Net change in unrealized appreciation/depreciation on investments	7,375,581	21,827,279

Net increase (decrease) in net assets resulting from operations	20,579,349	39,387,081

Distributions to Shareholders
Total distributions	(7,748,550)	(18,031,085)
Return of capital	(10,463,634)	(14,750,846)

Total distributions to shareholders	(18,212,184)	(32,781,931)

Capital Transactions
Proceeds from rights offering, net of offering costs (See Note 10)	105,963,470	–

Net increase (decrease) in net assets resulting from capital transactions	105,963,470	–

Total Increase (Decrease) in Net Assets	108,330,635	6,605,150

Net Assets
Beginning of year or period	353,586,878	346,981,728

End of year or period	$461,917,513	$353,586,878

Share Transactions
Shares issued in connection with rights offering (See Note 10)	8,354,213	–

Net increase (decrease) in share transactions	8,354,213	–

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Financial Highlights
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2025 (Unaudited)		For the Year or Period Ended January 31,
			2025	2024	2023	2022		2021	2020 (a)
Selected Per Share Data:
Net asset value, beginning of year or period	$14.11		$13.84	$14.75	$17.62	$18.69		$20.53	$20.00

Income from investment operations:
Net investment income (loss)	0.37	(b)	0.71 (b)	0.71 (b)	0.72 (b)	0.73	(b)	0.82	0.55
Net realized and unrealized gain (loss) on investments (c)	0.51		0.87	(0.41)	(2.36)	0.37		(1.41)	0.80

Total from investment operations	0.88		1.58	0.30	(1.64)	1.10		(0.59)	1.35

Less distributions to shareholders:
From net investment income	(0.38)		(0.72)	(0.71)	(0.73)	(0.77)		(0.79)	(0.67)
Return of capital	(0.28)		(0.59)	(0.50)	(0.50)	(0.54)		(0.46)	(0.15)

Total distributions	(0.66)		(1.31)	(1.21)	(1.23)	(1.31)		(1.25)	(0.82)

Capital share transactions:
Dilution due to rights offering	(0.49	) (d)	–	–	–	(0.84	) (d)	–	–
Offering costs due to rights offering	(0.02	) (d)	–	–	–	(0.02	) (d)	–	–

Total capital share transactions	(0.51)		–	–	–	(0.86)		–	–

Net asset value, end of year or period	$13.82		$14.11	$13.84	$14.75	$17.62		$18.69	$20.53

Total return on net asset value (e)(f)	2.62%		12.03%	2.37%	-9.57%	1.11%		-2.71%	6.89%
Total return on market value (e)(g)	3.37%		20.02%	1.09%	-11.97%	2.99%		-12.70%	10.86%

Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$461,918		$353,587	$346,982	$369,727	$357,855		$284,580	$236,462
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (h)	3.48%		4.04%	3.92%	3.63%	3.22%		3.34%	2.41%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest and merger expense (h)	2.19%		2.23%	2.17%	2.17%	2.18%		2.25%	1.93%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (h)	3.17%		3.99%	3.92%	3.63%	3.27%		3.20%	1.91%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest and merger expense (h)	1.88%		2.18%	2.17%	2.17%	2.23%		2.11%	1.43%
Ratio of expenses to average managed assets after waiver and reimbursement/recoupment excluding interest and merger expense. Average managed assets represent the total assets of the fund, including the assets attributable to the proceeds from any forms of financial leverage, less liabilities, other than liabilites related to any form of leverage (h)	1.42%		1.56%	1.55%	1.52%	1.59%		1.50%	1.25%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (h)	4.99%		5.10%	5.10%	4.51%	4.02%		4.05%	3.58%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (h)	5.30%		5.15%	5.10%	4.51%	3.97%		4.19%	4.08%
Portfolio turnover rate (e)	15%		16%	5%	6%	14%		25%	21%

(a)	Fund commenced operations on May 31, 2019.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year or period.
(c)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the year or period.

(d)	Amount represents per share impact related to a rights offering. See Note 10.
(e)	Not annualized for periods less than one year.
(f)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the year or period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

(g)
Total return on market value is computed based upon the New York Stock Exchange market price of the Fund’s shares and includes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

(h)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Schedule of Investments
July 31, 2025 (Unaudited)

	Par	Value
CORPORATE OBLIGATIONS – 109.3%
Consumer, Non-cyclical – 1.3%
ConnectOne Bancorp, Inc., 8.13% to 06/01/2030 then 3 mo. Term SOFR + 4.42%, 06/01/2035	$4,000,000	$4,050,000
Green Dot Corp., 8.75%, 09/15/2029 (a)	2,000,000	2,012,826

		6,062,826

Financial – 108.0% (b)
A10 Capital LLC, 5.88%, 08/17/2026 (a)	4,000,000	3,958,856
Alpine Banks of Colorado, 10.00% (3 mo. Term SOFR + 5.69%), 06/15/2030 (a)	4,000,000	3,982,512
American Coastal Insurance Corp., 7.25%, 12/15/2027	3,670,000	3,651,650
Ameris Bank, 8.22% (3 mo. Term SOFR + 3.89%), 05/31/2030 (c)	4,000,000	3,997,824
Amur Equipment Finance, Inc., 6.13%, 03/15/2026 (a)	1,500,000	1,500,059
ANB Corp., 4.00% to 09/30/2025 then 3 mo. Term SOFR + 3.88%, 09/30/2030 (a)	2,500,000	2,494,392
Arbor Realty SR, Inc., 7.75%, 03/30/2026 (a)	3,000,000	2,995,527
Arbor Realty Trust, Inc., 5.00%, 04/30/2026	2,000,000	1,975,888
Avidbank Holdings, Inc., 7.89% (3 mo. Term SOFR + 3.60%), 12/30/2029 (a)	6,000,000	5,855,919
B Riley Financial, Inc.
5.00%, 12/31/2026 (d)	2,000,000	1,471,200
6.00%, 01/31/2028 (d)	3,000,000	1,498,800
Banc of California, Inc., 4.38% to 10/30/2025 then 3 mo. Term SOFR + 4.20%, 10/30/2030	1,425,000	1,402,754
Bancorp Bank, 4.75%, 08/15/2025 (c)	1,500,000	1,498,884
Bank of America Corp.
5.08% to 01/20/2026 then SOFR + 1.29%, 01/20/2027	4,500,000	4,513,702
5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034	1,500,000	1,580,765
Bank of New York Mellon Corp., 5.19% to 03/14/2034 then SOFR + 1.42%, 03/14/2035	6,000,000	6,079,647
BankGuam Holding Co.
9.22% (3 mo. Term SOFR + 4.92%), 06/30/2029	9,000,000	8,916,975
4.75% to 07/01/2026 then 3 mo. Term SOFR + 4.13%, 07/01/2031 (a)	3,000,000	2,859,597
Banksouth Holding Co., 8.59% (3 mo. Term SOFR + 4.28%), 07/30/2029 (a)	2,600,000	2,559,692
Banterra Bank, 8.97% (3 mo. LIBOR US + 4.12%), 06/07/2029 (e)	7,500,000	7,336,255
Banterra Corp., 8.00% to 06/30/2027 then 3 mo. Term SOFR + 3.85%, 09/30/2032 (a)	1,250,000	1,224,381
Bar Harbor Bankshares, 7.59% (3 mo. Term SOFR + 3.27%), 12/01/2029	3,000,000	2,973,109
BayCom Corp., 5.25% to 09/15/2025 then 3 mo. Term SOFR + 5.21%, 09/15/2030	3,598,000	3,566,998
Bayfirst Financial Corp., 4.50% to 06/30/2026 then SOFR + 3.78%, 06/30/2031 (a)	1,000,000	920,989
BCB Bancorp, Inc., 9.25% to 09/01/2029 then 3 mo. Term SOFR + 5.82%, 09/01/2034	3,000,000	3,304,938
Berkshire Hills Bancorp, Inc., 5.50% to 07/01/2027 then 3 mo. Term SOFR + 2.49%, 07/01/2032	1,500,000	1,423,756
Big Poppy Holdings, 6.50%, 07/01/2027	3,500,000	3,237,500
Bridgewater Banc, 7.63%, 06/30/2035 (a)(c)	4,000,000	4,078,619
Burke & Herbert Financial Services Corp., 3.25% to 12/01/2026 then 3 mo. Term SOFR + 2.30%, 12/01/2031	2,000,000	1,795,258
Byline Bancorp, Inc., 10.17% (3 mo. Term SOFR + 5.88%), 07/01/2030 (c)	6,000,000	5,914,163
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	4,500,000	4,621,913
Carrington Holding Co. LLC, 9.75%, 05/15/2031 (a)(c)	1,500,000	1,505,125
CB Financial Services, Inc., 3.88% to 12/15/2026 then 3 mo. Term SOFR + 2.80%, 12/15/2031 (a)	5,500,000	4,778,905
CB&T Holding Corp., 6.25% to 12/15/2025 then 3 mo. Term SOFR + 6.02%, 12/15/2030 (a)	5,000,000	5,183,090
Central Bancshares, Inc., 8.43% (3 mo. Term SOFR + 4.13%), 06/30/2029 (a)	5,000,000	4,837,758
Central Pacific Financial Corp., 4.75% to 11/01/2025 then 3 mo. Term SOFR + 4.56%, 11/01/2030	1,000,000	985,957

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

	Par	Value
CORPORATE OBLIGATIONS – (continued)
Financial – (continued)
Chemung Financial Corp., 7.75% to 06/15/2030 then 3 mo. Term SOFR + 4.15%, 06/15/2035 (a)	$ 2,000,000	$2,067,463
Citibank NA, 5.15% (SOFR + 0.78%), 05/29/2027	6,000,000	6,029,024
Citizens Community Bancorp, Inc.
6.00% to 09/01/2025 then 3 mo. Term SOFR + 5.91%, 09/01/2030 (a)	2,000,000	1,935,991
4.75% to 04/01/2027 then 3 mo. Term SOFR + 3.29%, 04/01/2032 (a)	1,500,000	1,359,569
Citizens Financial Group, Inc., 5.72% to 07/23/2031 then SOFR + 1.91%, 07/23/2032	4,000,000	4,128,235
Clear Blue Financial Holdings LLC, 5.38%, 12/30/2028 (a)(c)	10,000,000	9,338,110
Clear Street Holdings LLC
6.00%, 10/15/2025 (a)	5,000,000	4,956,250
8.25%, 10/30/2029 (a)	4,000,000	4,130,693
CoastalSouth Bancshares, Inc., 5.95% to 09/15/2025 then 3 mo. Term SOFR + 5.82%, 09/15/2030 (a)	2,000,000	1,928,540
Colony Bankcorp, Inc., 5.25% to 05/20/2027 then 3 mo. Term SOFR + 2.65%, 05/20/2032 (a)	1,000,000	891,358
Columbia Banking System, Inc., 9.85% (3 mo. Term SOFR + 5.52%), 12/10/2025 (a)	6,500,000	6,485,789
Commercial Credit Group, Inc., 4.88%, 05/30/2026 (a)	1,500,000	1,476,382
ConnectOne Bancorp, Inc., 9.91% (3 mo. Term SOFR + 5.61%), 06/15/2030	2,500,000	2,476,824
CRB Group, Inc., 6.50% to 09/01/2025 then 3 mo. Term SOFR + 6.38%, 09/01/2030 (a)(c)	2,000,000	1,993,321
Customers Bancorp, Inc., 2.88% to 08/15/2026 then 3 mo. Term SOFR + 2.35%, 08/15/2031	1,000,000	884,214
Customers Bank, 8.01% (3 mo. Term SOFR + 3.70%), 06/26/2029 (a)	4,500,000	4,484,160
Dime Community Bancshares, Inc., 5.00% to 05/15/2027 then 3 mo. Term SOFR + 2.18%, 05/15/2032	1,250,000	1,083,060
Eagle Bancorp, Inc., 10.00%, 09/30/2029	2,500,000	2,557,394
EF Holdco / EF Cayman Hold / Ellington Fin REIT, 5.88%, 04/01/2027 (a)	5,000,000	4,766,141
Equity BancShares Inc., 7.13%, 08/01/2035 (a)	4,000,000	4,000,000
EverBank Financial Corp., 8.38% to 03/01/2030 then 3 mo. Term SOFR + 5.02%, 09/01/2034 (a)	5,000,000	5,109,420
F&M Financial Corp., 9.00% to 08/01/2030 then 3 mo. Term SOFR + 5.39%, 08/01/2035 (a)	4,500,000	4,573,768
FedNat Holding Co., 7.75%, 03/15/2029 (f)(g)	7,000,000	420,000
Fidelity Federal Bancorp
8.97% (3 mo. Term SOFR + 4.65%), 11/01/2029 (a)	2,000,000	1,987,463
4.50% to 03/30/2026 then 3 mo. Term SOFR + 3.84%, 03/30/2031 (a)	1,000,000	962,205
Fidelity Financial Corp., 5.00% to 04/30/2027 then 3 mo. Term SOFR + 2.47%, 04/30/2032 (a)	5,000,000	4,592,127
Fifth Third Bancorp
4.90% to 09/06/2029 then SOFR + 1.49%, 09/06/2030	6,000,000	6,053,949
5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032 (c)	1,000,000	1,036,167
Financial Institutions, Inc., 4.38% to 10/15/2025 then 3 mo. Term SOFR + 4.27%, 10/15/2030	3,000,000	2,957,990
FineMark Holdings, Inc., 7.53% (3 mo. Term SOFR + 3.23%), 06/30/2028	1,000,000	956,942
First Bancshares, Inc., 4.25% to 10/01/2025 then 3 mo. Term SOFR + 4.13%, 10/01/2030	1,000,000	997,403
First Bank
9.70% (3 mo. Term SOFR + 5.38%), 06/01/2030	1,500,000	1,471,565
7.13% to 06/30/2030 then 3 mo. Term SOFR + 3.43%, 06/30/2035 (a)	2,000,000	2,025,552
First Citizens BancShares, Inc., 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	3,000,000	3,008,456
First Help Financial LLC, 6.00%, 11/15/2026 (a)	5,000,000	4,904,283
First Interstate BancSystem, Inc., 7.63% to 06/15/2030 then 3 mo. Term SOFR + 3.98%, 06/15/2035	4,000,000	4,140,000
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035 (a)(c)	5,000,000	5,097,295

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

	Par	Value
CORPORATE OBLIGATIONS – (continued)
Financial – (continued)
First Northwest Bancorp, 3.75% to 03/30/2026 then 3 mo. Term SOFR + 3.00%, 03/30/2031	$1,000,000	$821,131
First Paragould Bankshares, Inc., 7.68% (3 mo. Term SOFR + 3.36%), 12/15/2027 (a)	2,250,000	2,211,293
FirstBank, 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	3,500,000	3,491,856
Firstsun Capital Bancorp, 10.18% (3 mo. Term SOFR + 5.89%), 07/01/2030 (a)(c)	5,500,000	5,448,590
Five Star Bancorp, 6.00% to 09/01/2027 then SOFR + 3.29%, 09/01/2032 (a)	1,000,000	939,917
Flagstar Bancorp, Inc., 4.13% to 11/01/2025 then 3 mo. Term SOFR + 3.91%, 11/01/2030	2,375,000	2,198,023
Flushing Financial Corp., 3.13% to 12/01/2026 then 3 mo. Term SOFR + 2.04%, 12/01/2031	2,000,000	1,667,311
FNB Corp.
6.97% (3 mo. Term SOFR + 2.66%), 02/14/2029	600,000	598,471
5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	5,000,000	5,036,484
Forbright, Inc., 8.71% (3 mo. Term SOFR + 4.39%), 12/01/2029 (a)	2,000,000	1,956,902
Georgia Banking Co., Inc., 4.13% to 06/15/2026 then 3 mo. Term SOFR + 3.40%, 06/15/2031 (a)	1,000,000	924,465
Golden Pear Funding HoldCo LLC, 9.00%, 02/28/2028	5,000,000	5,001,183
Golden State Bank, 4.50% to 12/15/2026 then 3 mo. Term SOFR + 3.35%, 12/15/2031 (a)	1,000,000	881,616
Hallmark Financial Services, Inc., 6.25%, 08/15/2029	9,182,000	1,882,310
Hanmi Financial Corp., 3.75% to 09/01/2026 then 3 mo. Term SOFR + 3.10%, 09/01/2031	3,500,000	3,255,373
HBT Financial, Inc., 4.50% to 09/15/2025 then 3 mo. Term SOFR + 4.37%, 09/15/2030 (a)	3,000,000	2,873,579
Hilltop Holdings, Inc., 6.13% to 05/15/2030 then 3 mo. Term SOFR + 5.80%, 05/15/2035	250,000	242,200
HomeStreet, Inc., 3.50% to 01/30/2027 then 3 mo. Term SOFR + 2.15%, 01/30/2032	3,000,000	2,390,076
Hometown Financial Group, Inc., 8.75%, 03/15/2027 (a)(c)	2,000,000	2,008,363
Independent Bank Corp.
10.15% (3 mo. Term SOFR + 5.83%), 05/31/2030 (a)	1,000,000	999,509
7.25% to 04/01/2030 then 3 mo. Term SOFR + 3.53%, 04/01/2035 (c)	3,000,000	3,074,077
JPMorgan Chase & Co.
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	4,000,000	4,342,227
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035 (c)	2,000,000	2,027,258
KeyBank NA, 5.00%, 01/26/2033	2,000,000	1,980,726
Maple Financial Holdings, Inc., 5.00% to 02/15/2026 then 3 mo. Term SOFR + 4.67%, 02/15/2031 (a)	2,000,000	1,963,472
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.50%, 11/16/2025 (a)(c)	700,000	695,625
Mercantile Bank Corp., 3.25% to 01/30/2027 then 3 mo. Term SOFR + 2.12%, 01/30/2032	1,500,000	1,359,711
Meridian Corp., 8.24% (3 mo. Term SOFR + 3.95%), 12/30/2029	4,000,000	3,937,489
Millennium Consolidated Holdings LLC, 8.38%, 03/01/2030 (a)	5,000,000	5,016,824
Morgan Stanley, 5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036	6,000,000	6,160,384
MS Transverse Insurance Group LLC, 6.00%, 12/15/2026 (a)	5,000,000	5,004,894
Nano Financial Holdings, Inc., 13.00%, 07/01/2026 (a)(c)	5,000,000	5,111,727
NBT Bancorp, Inc., 3.50% to 03/31/2026 then 3 mo. Term SOFR + 2.80%, 03/31/2031	1,000,000	915,139
NewtekOne, Inc.
8.13%, 02/01/2027 (a)	2,250,000	2,271,805
8.38%, 04/01/2030 (a)	750,000	760,061
NexBank Capital, Inc.
4.00% to 08/15/2026 then 3 mo. Term SOFR + 3.39%, 08/15/2031 (a)	2,000,000	1,908,135
6.00%, 07/15/2032 (a)	1,500,000	1,422,164
Northpointe Bancshares, Inc., 9.00% to 09/01/2029 then 3 mo. Term SOFR + 5.50%, 09/01/2034 (a)	1,200,000	1,248,219
Northwest Bancshares, Inc., 4.00% to 09/15/2025 then 3 mo. Term SOFR + 3.89%, 09/15/2030	1,000,000	992,704

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

	Par	Value
CORPORATE OBLIGATIONS – (continued)
Financial – (continued)
Oakstar Bancshares, Inc., 4.25% to 04/15/2026 then 3 mo. Term SOFR + 3.52%, 04/15/2031 (a)	$ 1,000,000	$ 960,470
Obsidian Insurance Holdings, Inc., 6.50%, 12/30/2025 (a)(c)	5,000,000	4,964,252
OceanFirst Financial Corp., 9.42% (3 mo. Term SOFR + 5.10%), 05/15/2030	1,000,000	994,076
Old National Bancorp, 9.42% (3 mo. Term SOFR + 5.13%), 06/30/2030	3,000,000	2,972,009
Olney Bancshares of Texas, Inc., 4.00% to 03/15/2026 then 3 mo. Term SOFR + 3.32%, 03/15/2031 (a)	1,000,000	972,412
PCAP Holdings LP, 6.50%, 07/15/2028 (a)	2,000,000	800,000
Peapack-Gladstone Financial Corp., 3.50% to 12/30/2025 then 3 mo. Term SOFR + 3.26%, 12/30/2030	2,000,000	1,947,230
Peoples Bancorp, Inc., 8.52% (3 mo. Term SOFR + 4.21%), 07/31/2029 (a)	5,000,000	4,973,295
Peoples Financial Services Corp., 7.75% to 06/15/2030 then 3 mo. Term SOFR + 4.11%, 06/15/2035 (a)	3,000,000	3,101,133
PeoplesBancorp MHC, 8.00% to 12/30/2029 then 3 mo. Term SOFR + 4.24%, 12/30/2034 (a)	1,000,000	1,023,522
PhenixFIN Corp., 5.25%, 11/01/2028 (d)	1,750,000	1,642,900
Piedmont Bancorp, Inc., 5.75% to 09/01/2025 then 3 mo. Term SOFR + 5.62%, 09/01/2030 (a)	2,500,000	2,493,302
PNC Financial Services Group, Inc.
5.58% to 06/12/2028 then SOFR + 1.84%, 06/12/2029	5,000,000	5,156,385
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	1,000,000	1,037,976
Premia Holdings Ltd., 6.90%, 09/23/2030 (a)	9,000,000	8,910,000
Primis Financial Corp., 5.40% to 09/01/2025 then 3 mo. Term SOFR + 5.31%, 09/01/2030 (c)	2,000,000	1,981,445
Provident Financial Services, Inc., 9.00% to 05/15/2029 then 3 mo. Term SOFR + 4.77%, 05/15/2034	4,118,000	4,230,508
Quaint Oak Bancorp, Inc., 11.00%, 03/01/2028 (a)	1,250,000	1,254,065
Queensborough Co., 6.00% to 10/15/2025 then 3 mo. Term SOFR + 5.88%, 10/15/2030 (a)	3,000,000	2,874,682
RBB Bancorp, 4.00% to 04/01/2026 then 3 mo. Term SOFR + 3.29%, 04/01/2031	1,500,000	1,385,838
ReadyCap Holdings LLC, 9.38%, 03/01/2028 (a)	4,000,000	3,997,809
Regions Financial Corp., 5.50% to 09/06/2034 then SOFR + 2.06%, 09/06/2035	6,000,000	6,046,386
River Financial Corp., 4.00% to 03/15/2026 then 3 mo. Term SOFR + 3.42%, 03/15/2031 (a)	1,000,000	914,137
Sandy Spring Bancorp, Inc., 7.21% (3 mo. Term SOFR + 2.88%), 11/15/2029	3,750,000	3,719,996
SCRE Intermediate Holdco LLC, 6.50% (or 1.00% PIK), 02/15/2030 (a)	2,000,000	1,911,373
Shore Bancshares, Inc., 4.75% to 10/15/2025 then 3 mo. Term SOFR + 4.58%, 10/15/2030	1,000,000	998,870
Silver Queen Financial Services, Inc., 7.93% (3 mo. Term SOFR + 3.60%), 12/01/2027 (a)(c)	3,800,000	3,710,721
SmartFinancial, Inc., 7.10% (3 mo. Term SOFR + 2.81%), 10/02/2028 (a)(c)	2,190,000	2,140,256
South State Bank NA
4.00% to 09/15/2025 then 3 mo. Term SOFR + 3.89%, 09/15/2030	1,000,000	997,310
8.38% to 08/15/2029 then 3 mo. Term SOFR + 4.61%, 08/15/2034	2,000,000	2,065,000
South Street Securities Funding LLC, 6.25%, 12/30/2026 (a)	6,000,000	6,015,071
Southern Financial Corp., 4.88% to 10/20/2026 then 3 mo. Term SOFR + 3.93%, 10/20/2031 (a)	1,500,000	1,342,158
State Street Corp.
4.53% to 02/20/2028 then SOFR + 1.02%, 02/20/2029	4,000,000	4,017,845
5.16% to 05/18/2033 then SOFR + 1.89%, 05/18/2034	2,000,000	2,037,804
Stellar Bancorp, Inc., 7.69% (3 mo. Term SOFR + 3.39%), 10/01/2029	1,750,000	1,726,972
Synovus Bank, 4.00% to 10/29/2025 then 5 yr. CMT Rate + 3.63%, 10/29/2030 (c)	3,000,000	2,964,092
Texas State Bankshares, Inc., 8.13% (3 mo. Term SOFR + 3.81%), 06/15/2029 (a)	4,000,000	3,999,750
Trinitas Capital Management LLC, 6.00%, 07/30/2026 (a)(c)	6,000,000	5,767,500

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

	Par	Value
CORPORATE OBLIGATIONS – (continued)
Financial – (continued)
Truist Financial Corp., 5.15% to 08/05/2031 then SOFR + 1.57%, 08/05/2032	$6,000,000	$ 6,103,970
Tulsa Valley Bancshares Corp., 5.00% to 04/15/2026 then 3 mo. Term SOFR + 4.21%, 04/15/2031 (a)	1,250,000	1,155,822
United Community Banks, Inc., 6.69% (3 mo. Term SOFR + 2.38%), 01/30/2028	3,500,000	3,456,873
Universal Insurance Holdings, Inc., 5.63%, 11/30/2026	7,000,000	6,908,601
Univest Financial Corp., 7.25% to 11/15/2027 then 3 mo. Term SOFR + 3.10%, 11/15/2032	1,250,000	1,160,043
US Bancorp, 5.78% (SOFR + 2.02%), 06/12/2029	3,500,000	3,624,392
US Metro Bancorp, Inc., 5.65% to 11/01/2025 then 3 mo. Term SOFR + 5.43%, 11/01/2030 (a)	3,000,000	2,978,010
VCT Holdings LLC, 6.00%, 12/30/2026 (a)	5,000,000	4,706,250
Velocity Commercial Capital LLC, 7.13%, 03/15/2027 (a)	3,000,000	2,933,940
VeraBank, Inc., 7.50% to 06/01/2030 then 3 mo. Term SOFR + 3.69%, 06/01/2035 (a)	2,000,000	2,056,502
Volunteer State Bancshares, Inc.
8.69% (3 mo. Term SOFR + 4.37%), 11/15/2029 (a)	2,000,000	2,001,338
8.50% to 06/30/2030 then 3 mo. Term SOFR + 4.79%, 06/30/2035 (a)(c)	3,000,000	3,041,243
VyStar Credit Union, 4.25%, 03/15/2032 (a)	3,000,000	2,621,180
Webster Financial Corp.
6.82% (3 mo. Term SOFR + 2.53%), 12/30/2029 (c)	2,000,000	1,985,701
3.88% to 11/01/2025 then 3 mo. Term SOFR + 3.69%, 11/01/2030	1,500,000	1,481,944
White River Bancshares Co., 8.71% (3 mo. Term SOFR + 4.42%), 12/31/2029 (a)	5,000,000	4,895,297
Wintrust Financial Corp., 4.85%, 06/06/2029	5,000,000	4,896,353
Zions Bancorp NA, 3.25%, 10/29/2029	2,000,000	1,840,039

		498,667,801

TOTAL CORPORATE OBLIGATIONS (Cost $527,747,541)		504,730,627

PREFERRED STOCKS – 7.1%	Shares
Financial – 4.5%
B Riley Financial, Inc., Series B, 7.38%, Perpetual	27,310	179,700
Dime Community Bancshares, Inc., 5.50%, Perpetual	25,000	510,000
First Busey Corp., Series B, 8.25%, Perpetual	40,000	1,012,000
First Citizens BancShares, Inc., Series A, 5.38%, Perpetual	140,000	2,982,000
First Merchants Corp., Series A, 7.50%, Perpetual	40,000	1,007,600
Goldman Sachs Group, Inc.
4.22% to 5/1/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029	5,000,000	4,970,444
7.50% to 5/10/2029 then 5 yr. CMT Rate + 2.81%, Perpetual	2,000,000	2,094,660
Northpointe Bancshares, Inc., Series QIB, 8.25% to 12/30/2025 then SOFR + 7.99%, Perpetual (a)	80,000	1,970,000
Patriot National Bancorp, Inc., 0.00%, Perpetual (a)(h)	41,666	5,199,917
United Fidelity Bank FSB, Series QIB, 7.00%, Perpetual (a)(g)	1,000	705,000

		20,631,321

Real Estate Investment Trust – 2.6%
AGNC Investment Corp., Series C, 9.67% (3 mo. Term SOFR + 5.37%), Perpetual	40,000	1,035,200
Annaly Capital Management, Inc., Series F, 9.56% (3 mo. Term SOFR + 5.25%), Perpetual	40,000	1,038,400
Ellington Financial, Inc.
10.05% (3 mo. LIBOR US + 5.20%), Perpetual (e)	20,000	503,800
Series B, 6.25% to 1/30/2027 then 5 yr. CMT Rate + 4.99%, Perpetual	80,000	1,855,200
Inpoint Commercial Real Estate Income, Inc., Series A, 6.75%, Perpetual	80,000	1,520,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

	Shares	Value
PREFERRED STOCKS – (continued)
Real Estate Investment Trust – (continued)
Lument Finance Trust, Inc., Series A, 7.88%, Perpetual	40,000	$853,600
Rithm Capital Corp., Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual	200,000	4,896,000
TPG RE Finance Trust, Inc., Series C, 6.25%, Perpetual	30,000	539,100

		12,241,300

TOTAL PREFERRED STOCKS (Cost $31,866,639)		32,872,621

COMMON STOCKS – 5.1%
Financial – 4.9%
Amerant Bancorp, Inc.	10,000	193,000
Bank7 Corp.	10,000	442,900
Citigroup, Inc.	11,000	1,030,700
Columbia Banking System, Inc.	25,000	595,000
Eagle Bancorp, Inc.	19,600	315,364
East West Bancorp, Inc.	3,500	350,875
First Citizens BancShares, Inc. – Class A	455	907,616
First United Corp.	16,700	548,929
Flushing Financial Corp.	30,000	359,700
Greene County Bancorp, Inc.	25,000	592,250
Kingstone Companies, Inc. (h)	75,253	1,233,397
M&T Bank Corp.	4,000	754,800
M&T Bank Corp.	6,000,000	6,495,661
Patriot National Bancorp, Inc. (h)	469,435	732,318
PennyMac Mortgage Investment Trust	13,000	153,270
Pinnacle Financial Partners, Inc.	4,000	351,560
Plumas Bancorp	10,700	441,482
Prosperity Bancshares, Inc.	13,900	926,018
Redwood Trust, Inc.	25,750	140,595
SouthState Corp.	5,200	489,684
SouthState Corp.	4,000,000	4,114,352
UMB Financial Corp.	8,600	945,914
Western Alliance Bancorp	4,000	310,240

		22,425,625

Real Estate Investment Trust – 0.2%
AGNC Investment Corp.	30,500	287,615
Annaly Capital Management, Inc.	15,000	304,950
Ellington Financial, Inc.	15,750	199,868
Rithm Capital Corp.	25,000	300,750

		1,093,183

TOTAL COMMON STOCKS (Cost $22,028,454)		23,518,808

CONVERTIBLE OBLIGATIONS – 0.0% (i)	Par
Financial – 0.0% (i)
FedNat Holding Co., 5.00%, 04/19/2026 (a)(f)(g)	$1,000,000	60,000

TOTAL CONVERTIBLE OBLIGATIONS (Cost $1,000,000)		60,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 3.1%

Money Market Funds – 3.1%
First American Government Obligations Fund – Class U, 4.25% (j)	14,483,321	$14,483,321

TOTAL SHORT-TERM INVESTMENTS (Cost $14,483,321)		14,483,321

TOTAL INVESTMENTS – 124.6% (Cost $597,125,955)		575,665,377

Liabilities in Excess of Other Assets – (24.6)%		(113,747,864)

TOTAL NET ASSETS – 100.0%		$461,917,513

Percentages are stated as a percent of net assets.
CMT—Constant Maturity Treasury
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
SOFR—Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of July 31, 2025, the value of these securities total $269,911,694 or 58.4% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements. At July 31, 2025, the value of securities pledged amounted to $64,740,326.
(d)	Security issued as a “Baby Bond”, with a par value of $25 per bond. The principal balance disclosed represents the issuer’s outstanding principal that corresponds to the bonds held in the fund.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate.
(f)	Issuer is currently in default and not accruing income.
(g)
As of July 31, 2025, the Fund has Fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule
2a-5
under the Investment Company Act of 1940. The value of these securities amounted to $1,185,000 or 0.3% of net assets. Value determined using significant unobservable inputs.

(h)	Non-income producing security. Income is not being accrued.
(i)	Represents less than 0.05% of net assets.
(j)	The rate shown represents the 7-day annualized yield as of July 31, 2025.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Lucid Management and Capital Partners LP	5.96%	6/18/2025	09/17/2025	$6,840,586	$6,739,000
Lucid Management and Capital Partners LP	6.18%	7/10/2025	10/09/2025	684,526	674,000
Lucid Management and Capital Partners LP	5.79%	7/17/2025	08/14/2025	12,267,024	12,212,000
Lucid Management and Capital Partners LP	5.99%	7/17/2025	08/15/2025	551,650	549,000
Lucid Management and Capital Partners LP	5.77%	7/17/2025	10/16/2025	1,384,917	1,365,000
Lucid Management and Capital Partners LP	5.97%	7/17/2025	10/16/2025	10,159,090	10,008,000
Lucid Management and Capital Partners LP	5.96%	7/29/2025	10/16/2025	3,939,863	3,889,000
Total				$35,827,658	$35,436,000
A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Notes to the Financial Statements
July 31, 2025 (Unaudited)
NOTE 1. ORGANIZATION
Angel Oak Financial Strategies Income Term Trust (the “Fund”) is organized as a Delaware statutory trust under a Declaration of Trust dated June 14, 2018. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is listed on the New York Stock Exchange (“NYSE”). Since May 31, 2022, the Fund has operated as a diversified closed-end
management investment company. Please see the table below for a summary of Fund specific information:

Ticker	Investment Objective	Commencement of Operations
FINS	Current Income & Total Return	05/31/19
The Fund will terminate on or before May 31, 2031 (the “Termination Date”); provided, that if the Board of Trustees (the “Board”) believes that, under then-current market conditions, it is in the best interest of the Fund to do so, the Fund may extend the Termination Date: (i) once for up to one year (i.e., up to May 31, 2032), and (ii) once for up to an additional six months (i.e., up to November 30, 2032), in each case upon the affirmative vote of a majority of the Board and without approval of the Fund’s shareholders. In determining whether to extend the Termination Date, the Board may consider the inability to sell the Fund’s assets in a time frame consistent with termination due to lack of market liquidity or other extenuating circumstances. Additionally, the Board may determine that market conditions are such that it is reasonable to believe that, with an extension, the Fund’s remaining assets will appreciate and generate income in an amount that, in the aggregate, is meaningful relative to the cost and expense of continuing the operation of the Fund.
NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements in accordance with the accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946,
Financial Services-Investment Companies.
Securities Valuation and Fair Value Measurements
: The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

•	Level 1: quoted prices in active markets for identical securities that the Fund has the ability to access
•	Level 2: other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)
The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.
Investments in registered
open-end
management investment companies, including money market funds, will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.
Fair values for long-term debt securities, including corporate and convertible obligations, are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Angel Oak Financial Strategies Income Term Trust
Notes to the Financial Statements - (continued)
July 31, 2025 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market
®
, Nasdaq Global Select Market
®
, and the Nasdaq Capital Market
®
exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board. All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange
listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.
Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.
Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day
responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.
The following is a summary of the investments by their inputs used to value the Fund’s net assets as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$–	$504,310,627	$420,000	$504,730,627
Preferred Stocks	17,932,600	14,235,021	705,000	32,872,621
Common Stocks	12,908,795	10,610,013	–	23,518,808
Convertible Obligations	–	–	60,000	60,000
Short-Term Investments	14,483,321	–	–	14,483,321
Total	$45,324,716	$529,155,661	$1,185,000	$575,665,377
Other Financial Instruments
Liabilities
Reverse Repurchase Agreements	$–	($35,436,000)	$–	($35,436,000)
See the Schedule of Investments for further disaggregation of investment categories. Level 3 holdings as of July 31, 2025, are immaterial and no further quantitative information about Level 3 Fair Value Measurements has been included.
Federal Income Taxes:
The Fund intends to elect and continue to qualify to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund generally will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. The Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.

Angel Oak Financial Strategies Income Term Trust
Notes to the Financial Statements - (continued)
July 31, 2025 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended July 31, 2025, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Security Transactions and Income Recognition:
Investment security transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each security’s estimated life and recoverable principal and recorded in interest income on the Statement of Operations. Dividend income and corporate transactions, if any, are recorded on the ex-date.
Paydown gains and losses on mortgage related and other ABS are recorded as components of interest income on the Statement of Operations. Payments received from certain investments held by the Fund may be comprised of dividends, capital gains and return of capital. The Fund originally estimates the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of the information from the issuer. The actual character of distributions to the Fund’s shareholders will be reflected in the Form 1099 received by shareholders after the end of the calendar year.
Distributions to Shareholders:
Distributions from the Fund’s net investment income are declared and paid monthly. The Fund intends to distribute its net realized long term capital gains and net realized short term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend
date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. For the latest tax year ended January 31, 2025, there were no reclassifications.
Share Valuation
: The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund’s NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.
Use of Estimates:
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results could differ from those estimates.
Indemnifications:
Under the Fund’s organizational documents, the Fund will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.
Cash and Cash Equivalents:
Cash and cash equivalents are highly liquid assets including coin, currency and short-term investments that typically mature in
30-90
days. Short-term investments can include U.S. Government and government agency securities, investment grade money market instruments, investment grade fixed-income securities, repurchase agreements, commercial paper and cash equivalents. Cash equivalents are extremely low risk assets that are liquid and easily converted into cash. These investments are only considered equivalents if they are readily available and are not restricted by some agreement.

Angel Oak Financial Strategies Income Term Trust
Notes to the Financial Statements - (continued)
July 31, 2025 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Included in Investments in unaffiliated securities at fair value on the Statement of Assets and Liabilities are investments in First American money market funds held at major financial institutions totaling $14,483,321.
Reverse Repurchase Agreements:
A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.
The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Corporate Obligations	$–	($12,761,000)	($22,675,000)	$–	($35,436,000)
Total	$–	($12,761,000)	($22,675,000)	$–	($35,436,000)
Gross amount of reverse repurchase agreements in Balance Sheet Offsetting Information Table					($35,436,000)
Amounts related to agreements not included in offsetting disclosure in Balance Sheet Offsetting Information Table					$–
NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS
Subordinated Debt of Banks and Diversified Financial Companies:
The Fund may invest in subordinated debt securities, sometimes also called “junior debt,” which are debt securities for which the issuer’s obligations to make principal and interest payment are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings institutions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.
High Yield Securities:
The Fund may invest in below investment grade securities, including certain securities issued by U.S. community banks and other financial institutions. These “high-yield” securities, also known as “junk bonds,” will generally be rated BB or lower by S&P Global Ratings or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality.
Structured Products:
The Fund may invest in certain structured products, including community bank debt securitizations. Normally, structured products are privately offered and sold (that is, they are not registered under the securities laws); however, an active dealer market may exist for structured products that qualify for Rule 144A transactions. The risks of an investment in a structured product depend largely on the type of the collateral securities and the class of the structured product in which the Fund invests. In addition to the normal interest rate, default and other risks of fixed-income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in Structured Products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results.
Common and Preferred Stocks:
The Fund may invest in common and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not

Angel Oak Financial Strategies Income Term Trust
Notes to the Financial Statements - (continued)
July 31, 2025 (Unaudited)

NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS – (continued)

fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The Fund may also invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.
The fundamental risk of investing in stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income, and money market investments. The market values of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Fund, you should be willing to accept the risks of the stock market (to the extent that a Fund invests in common stock) and should consider an investment in the Fund only as a part of your overall investment portfolio.
Warrants:
The Fund may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.
Convertible Securities:
The Fund may invest in convertible securities which are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock or other equity interests at a specified price or conversion ratio during a specified period. Although convertible bonds, convertible preferred stocks, and other securities convertible into equity securities may have some attributes of income securities or debt securities, the Fund generally treats such securities as equity securities. By investing in convertible securities, the Fund may seek income, and may also seek the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock or other interests into which the securities are convertible, while potentially earning a higher fixed rate of return than is ordinarily available in common stocks. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuers, the value of these securities will also change based on changes in the value of the underlying stock. Income paid by a convertible security may provide a limited cushion against a decline in the price of the security; however, convertible securities generally have less potential for gain than common stocks. Also, convertible bonds generally pay less income than non-convertible bonds.
Macroeconomic Risks:
Developments such as public health crises, armed conflict, changing interest rates, inflation, supply chain disruptions, geopolitical risks, natural or environmental disasters, economic sanctions, and tariffs may disrupt economic markets and the prolonged economic impacts of these types of developments are uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration, spread, and conclusion of global events, and such uncertainty may in turn impact the value of the Fund’s investments.
NOTE 4. FUND CERTIFICATION
The Fund is listed for trading on the NYSE and has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund filed with the Securities and Exchange Commission (“SEC”) the certification of its chief executive officer and principal financial officer required by Section 302 of the Sarbanes-Oxley Act.

Angel Oak Financial Strategies Income Term Trust
Notes to the Financial Statements - (continued)
July 31, 2025 (Unaudited)

NOTE 5. DERIVATIVE TRANSACTIONS

Balance Sheet Offsetting Information
During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. As of July 31, 2025, the Fund was not subject to any netting agreements.
The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2025:

				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Reverse Repurchase Agreements	($35,436,000)	$–	($35,436,000)	($35,436,000)	$–	$–
In some instances, the actual collateral received/pledged may be more than the amounts disclosed herein.
NOTE 6. FEES AND OTHER RELATED PARTY TRANSACTIONS
Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Trustees. From February 1, 2025, through May 31, 2025, as compensation for its management services, the Fund was obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.35% of the average daily Managed Assets of the Fund. Effective June 1, 2025, the Adviser elected to voluntarily limit the Fund’s management fee to 1.00% of the average daily Managed Assets of the Fund for a six month period. These fees are included in the Investment Advisory line item that is reflected in the Statement of Operations. Managed Assets includes total assets (including any assets attributable to borrowing for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes) (“Managed Assets”).
The Adviser has also contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any management fees, front-end sales loads, taxes, interest expenses, dividend and interest expenses related to short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, any transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, litigation and potential litigation expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to limit the Fund’s Total Annual Fund Operating Expenses to 0.25% of the Fund’s Managed Assets (the “Expense Limit”) through at least May 31, 2026 (the “Limitation Period”). The Expense Limit may be eliminated at any time by the Board, on behalf of the Fund, upon 60 days’ written notice to the Adviser. Prior to the end of the Limitation Period, the Expense Limit may not be terminated by the Adviser without the consent of the Board of Trustees. The Expense Limit is subject to repayment by the Fund within 36 months following the month in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limit described above or the expense limitation in effect at the time of the reimbursement (whichever is lower). During the period ended July 31, 2025, the Fund waived $272,787 of expenses and repaid $140,938 of previously waived expenses to the Adviser. Additionally, during the period ended July 31, 2025, the Adviser voluntarily waived $342,267 of the Fund’s management fees. Fees waived under this voluntary waiver are not subject to recoupment by the Adviser. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions at July 31, 2025, are included in the table below.

Total Waived Expenses Recoverable by the Adviser as of 07/31/25	Recoverable Expenses Subject to 36 Month Limit During the Year Ending 01/31/28	Recoverable Expenses Subject to 36 Month Limit During the Year Ending 01/31/29
$314,579	$41,792	$272,787

Angel Oak Financial Strategies Income Term Trust
Notes to the Financial Statements - (continued)
July 31, 2025 (Unaudited)

NOTE 6. FEES AND OTHER RELATED PARTY TRANSACTIONS – (continued)

Destra Capital Advisors LLC (“Destra”) provides investor support services in connection with the ongoing operation of the Fund. Such services include providing ongoing contact with respect to the Fund and its performance with financial advisors that are representatives of financial intermediaries, and communicating with the NYSE specialist for the shares of the Fund, and with the closed-end
fund analyst community regarding the Fund on a regular basis. The Fund pays Destra a service fee in an annual amount equal to 0.07% of the average daily value of the Fund’s Managed Assets. This fee is included in the Service Fees line item that is reflected in the Statement of Operations.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. Fund Services also serves as the Fund’s fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund. These fees are included in the Fund accounting, Transfer agent, Administration, and Custodian line items that are reflected in the Statement of Operations.
The Fund makes reimbursement payments to the Adviser for the salary associated with the Chief Compliance Officer. The compliance fees expensed by the Fund during the period ended July 31, 2025, are included in the Compliance line item that is reflected in the Statement of Operations.
Certain officers, Trustees and shareholders of the Fund are also owners or employees of the Adviser. Each Trustee who is not an “interested person” as defined in the 1940 Act (i.e., an “Independent Trustee”) of the “Fund Complex” (which includes the Fund, as well as each series of Angel Oak Funds Trust, Angel Oak Strategic Credit Fund, and Angel Oak Credit Opportunities Term Trust, affiliated registrants not disclosed in this report) an annual retainer of $75,000 (pro-rated for any periods less than one year) paid quarterly as well as $12,000 for attending each regularly scheduled meeting in connection with his or her service on the Board of the Fund Complex. In addition, each Committee Chair receives additional annual compensation of $12,000 (pro-rated for any periods less than one year), and the Chair of the Board receives an additional $17,000. Independent Trustees are eligible for reimbursement of out-of-pocket expenses incurred in connection with attendance at meetings. For the period ended July 31, 2025, the aggregate compensation paid to the Independent Trustees by the Fund Complex was $278,500. The Fund’s allocated portion of the trustee compensation is included in the Trustee line item that is reflected in the Statement of Operations.
NOTE 7. INVESTMENT TRANSACTIONS
For the period ended July 31, 2025, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government securities, were as follows:

Purchases	Sales
$162,670,222	$79,448,967
For the period ended July 31, 2025, there were no long-term purchases or long-term sales of U.S. Government securities for the Fund.
NOTE 8. FEDERAL TAX INFORMATION
The tax characterization of distributions paid for the latest tax year ended January 31, 2025, and January 31, 2024, were as follows:

	2025	2024
Distributions paid from:
Ordinary Income	$18,031,085	$17,813,675
Net Long-Term Capital Gain	–	–
Return of Capital	14,750,846	12,512,118
Total	$32,781,931	$30,325,793

Angel Oak Financial Strategies Income Term Trust
Notes to the Financial Statements - (continued)
July 31, 2025 (Unaudited)

NOTE 8. FEDERAL TAX INFORMATION – (continued)

As of the latest tax year ended January 31, 2025, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

Tax Cost of Investments	$505,651,935
Unrealized Appreciation*	6,804,507
Unrealized Depreciation*	(35,945,478)
Net Unrealized Appreciation (Depreciation)*	($29,140,971)
Undistributed Ordinary Income	–
Undistributed Long-Term Gain (Loss)	–
Accumulated Gain (Loss)	$–
Other Accumulated Gain (Loss)	(17,174,926)
Total Distributable Earnings (Accumulated Deficit)	($46,315,897)

*	Represents aggregated amounts of investments and reverse repurchase agreements in the Fund.
The temporary differences between book basis and tax basis in the Fund are primarily attributable to amortization of callable bonds and preferred stock basis adjustments.
As of the latest tax year ended January 31, 2025, the Fund had available for federal tax purposes an unused capital loss carryforward of $17,169,544. For the latest tax year ended January 31, 2025, the Fund did not utilize any capital loss carryforwards.
To the extent these carryforwards are used to offset futures gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

No expiration short-term	$11,263,439
No expiration long-term	$5,906,105
Total	$17,169,544
Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the latest tax year ended January 31, 2025, the Fund did not defer any post-October losses.
NOTE 9. SENIOR NOTES
On July 8, 2021, the Fund issued senior unsecured notes (“Notes”) in an aggregate amount of $85,000,000 in two fixed-rate series. The Notes were issued in private placement offerings to institutional investors and are not listed on any exchange or automated quotation system. The note purchase agreement (the “Agreement”) contains various covenants related to other indebtedness and limits on the Fund’s overall leverage. Under the 1940 Act and the terms of the Notes, the Fund may not declare dividends or make other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to senior securities representing indebtedness (including the Notes) would be less than 300%.
The table below sets forth a summary of the key terms of each series of Notes outstanding at July 31, 2025.

Series	Principal Outstanding 01/31/25	Payment Frequency	Unamortized Offering Costs	Estimated Fair Value 07/31/25	Fixed Interest Rate	Maturity Date
A	$40,000,000	Semi-Annual	$159,107	$38,774,413	2.35%	July 8, 2026
B	$45,000,000	Semi-Annual	$179,418	$41,799,307	2.80%	July 8, 2028
The average daily balance of senior notes outstanding for the Fund during the period ended July 31, 2025, was $85,000,000 at a weighted average daily interest rate of 2.59%.

Angel Oak Financial Strategies Income Term Trust
Notes to the Financial Statements - (continued)
July 31, 2025 (Unaudited)

NOTE 9. SENIOR NOTES – (continued)

The carrying value of the Notes on the Statement of Assets and Liabilities is equal to the principal amount of the Notes less unamortized offering costs. The estimated fair value of the notes was calculated, for disclosure purposes, based on estimated market yields for comparable debt instruments with similar maturity and terms. The Fund would categorize the Senior Notes as Level 2 in the fair value hierarchy.
The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (“NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes. The Notes have been assigned an ‘A1’ long-term rating by Moody’s Investors Service.
The aggregate accrued interest payable on the Notes as of July 31, 2025, was $140,556 and is included in the Interest Payable for senior notes line item in the Statement of Assets and Liabilities. The Fund paid an origination fee of $854,000 and other expenses on July 13, 2021, which was paid upfront and is being amortized for daily over the life of the Notes. During the period ended July 31, 2025, $1,203,998 of interest expense and amortization of origination fees were included in the Interest and commissions expense line item that is reflected in the Statement of Operations.
At July 31, 2025, the Fund was in compliance with all covenants under the Agreement.
NOTE 10. CAPITAL TRANSACTIONS
The Board approved a rights offering to participating shareholders of record as of September 20, 2021, which were in turn allowed to subscribe for new common shares of the Fund. Record date shareholders received one right for each common share held on the record date. For every three rights held, a holder of the rights was entitled to buy one new common share of the Fund. Record date shareholders who fully exercised all rights initially issued to them in the primary subscription were entitled to buy those common shares that were not purchased by other record date shareholders. The subscription price per common share (the “Subscription Price”) was determined based on a formula equal to 92.5% of the average of the last reported sales price of a common share of the Fund on the NYSE on the layoff/expiration dates and each of the four immediately preceding trading days (the “Formula Price”). However, the Formula Price was less than 86% of the Fund’s NAV per common share at the close of trading on the NYSE on the layoff/expiration dates, therefore the Subscription Price used was based on 86% of the Fund’s NAV per common share at the close of trading on the NYSE on those days. Offering costs were charged to paid-in-capital upon the exercise of the rights.
The shares of common stock issued, subscription price, and offering costs for the rights offering were as follows:

Layoff/Expiration Date	Shares of Common Stock Issued	Subscription Price	Offering Costs
October 6, 2021	410,000	$16.15	$37,920
October 11, 2021	300,000	$16.10	$27,746
October 14, 2021	4,366,333	$16.06	$403,834
Additionally, the Board approved a rights offering to participating shareholders of record as of April 21, 2025, which were in turn allowed to subscribe for new common shares of the Fund. Record date shareholders received one right for each common share held on the record date. For every three rights held, a holder of the rights was entitled to buy one new common share of the Fund. Record date shareholders who fully exercised all rights initially issued to them in the primary subscription were entitled to buy those common shares that were not purchased by other record date shareholders. The Subscription Price per common share was determined based on a formula equal to 94% of the average of the last reported sales price of a common share of the Fund on the NYSE on the layoff/expiration dates and each of the four immediately preceding trading days. However, the Formula Price was less than 90% of the Fund’s NAV per common share at the close of trading on the NYSE on the layoff/expiration dates, therefore the Subscription Price used was based on 90% of the Fund’s NAV per common share at the close of trading on the NYSE on those days. Offering costs were charged to paid-in-capital upon the exercise of the rights.

Angel Oak Financial Strategies Income Term Trust
Notes to the Financial Statements - (continued)
July 31, 2025 (Unaudited)

NOTE 10. CAPITAL TRANSACTIONS – (continued)

The shares of common stock issued, subscription price, and offering costs for the rights offering were as follows:

Layoff/Expiration Date	Shares of Common Stock Issued	Subscription Price	Offering Costs
May 12, 2025	473,750	$12.97	$32,635
May 14, 2025	7,880,463	$13.23	$542,851
NOTE 11. ACCOUNTING PRONOUNCEMENTS AND/OR REGULATORY UPDATES
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s Chief Operating Decision Maker (“CODM”) is the Principal Financial Officer, Chief Investment Officer, Head of Portfolio Management - Public Strategies, and the Risk Committee. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
NOTE 12. SUBSEQUENT EVENTS
Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the following:
On August 25, 2025, the Fund announced that it filed a definitive proxy statement for a special meeting of shareholders on September 26, 2025, at which shareholders approved a new investment advisory agreement in connection with an anticipated change of control of the Adviser.
Additionally, effective October 1, 2025, Ward Bortz is expected to replace Adam Langley as President of the Fund.

Additional Information (Unaudited)
1. Shareholder Notification of Federal Tax Status
For the latest tax year ended January 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.80% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 23.80%.
For the latest tax year ended January 31, 2025, the Fund paid qualified dividend income of 0.00%.
For the latest tax year ended January 31, 2025, the percentage of ordinary income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations was 0.00%.
For the latest tax year ended January 31, 2025, the Fund did not pay any ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).
For the latest tax year ended January 31, 2025, the percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue 871(k)1(c) was 89.53%.
2. Disclosure of Portfolio Holdings
The Fund will file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form
N-PORT.
The Fund’s Part F of Form
N-PORT
is available on the SEC’s website at
http://www.sec.gov
and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0230.
3. Householding
The SEC permits funds to deliver only one copy of certain shareholder documents, including shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Unless you have instructed the Fund otherwise, only one copy of a shareholder report will be mailed to multiple Fund shareholders of record who share the same mailing address. If you would like additional copies of a shareholder report, please contact your participating broker-dealer firm or other financial intermediary or, if you hold Fund shares directly with the Fund, you may write to the Fund c/o U.S. Bank Global Fund Services at P.O. Box 701, Milwaukee, WI 53201-0701 or call toll-free (855)751-4324.
4. Statement Regarding the Basis for the Approval of New Investment Advisory Agreement and Interim Investment Advisory Agreement
Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), at a meeting held on April 23, 2025 (the “Special Board Meeting”), the Board of Trustees (the “Board”) of Angel Oak Financial Strategies Income Term Trust (the “Fund”) considered the approval of a new investment advisory agreement (the “New Investment Advisory Agreement”) between the Fund and Angel Oak Capital Advisors, LLC (the “Adviser” or “Angel Oak”). At the Special Board Meeting, the Board noted that Brookfield Asset Management Ltd. (“Brookfield”) was expected to acquire a majority of Angel Oak Companies, LP, the parent of Angel Oak Asset Management Holdings, LLC, itself the parent of Angel Oak (the “Transaction”) and, in turn, the closing of the Transaction would result in a change of control of Angel Oak (the “Change of Control”). Consistent with applicable requirements under the 1940 Act, the existing investment advisory agreement between Angel Oak and the Fund (the “Existing Investment Advisory Agreement”) contains a provision that the Existing Advisory Agreement will automatically terminate in the event of an “assignment” (as defined in the 1940 Act).
The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow it to properly consider the approval of the New Investment Advisory Agreement, and it is the duty of the Adviser to furnish the Trustees with information that is responsive to their request. Accordingly, in determining whether to approve the New Investment Advisory Agreement between the Adviser and the Fund, the Board requested, and the Adviser and Brookfield provided, information and data relevant to the Board’s consideration. This included materials prepared by the Adviser, Brookfield and an independent third-party data provider (the “Outside Data Provider”) that provided the Board with information regarding the fees and expenses of the Fund, as compared to other similar closed-end funds. The Board also considered responses to Trustees’ questions at the Special Board Meeting.

With respect to the Transaction, the Board reviewed materials received from the Adviser and Brookfield, including information relating to the reasons for the Transaction and other information relating to Brookfield’s plans with respect to its majority ownership in the Adviser. The Board also reviewed information regarding Brookfield, including, but not limited to: (a) information regarding the new proposed ownership structure and any possible effect on shareholders; (b) the culture of Brookfield and its alignment with that of the Adviser; (c) the potential distribution arrangements that Brookfield may offer the Adviser and the Fund, particularly with institutional investors; (d) information regarding other similar transactions in which Brookfield has engaged; and (e) potential synergies and collaboration between the Adviser and Brookfield following the completion of the Transaction.
Following their review and consideration, the Trustees determined that the New Investment Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. Accordingly, the Board, including those Trustees who are not considered to be “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), unanimously approved the New Investment Advisory Agreement. In reaching their decision, the Trustees requested and obtained from the Adviser such information as they deemed reasonably necessary to evaluate the New Investment Advisory Agreement. The Trustees also carefully considered the profitability data and comparative fee and expense information prepared by the Adviser. In considering the New Investment Advisory Agreement with respect to the Fund, the Trustees evaluated a number of factors that they believed, in light of their reasonable business judgment, to be relevant. Before voting on the New Investment Advisory Agreement, the Independent Trustees reviewed the New Investment Advisory Agreement with independent legal counsel to the Independent Trustees and received a memorandum from independent legal counsel to the Independent Trustees discussing the legal standards for their consideration of the New Investment Advisory Agreement. The Trustees also discussed the New Investment Advisory Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser or Brookfield were present. The Trustees based their decision on the following considerations, among others, although they did not identify any single specific consideration or any particular information that was controlling of their decision:
The nature, extent and quality of the advisory services to be provided.
The Trustees concluded that the Adviser is capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past to the Fund and other registered investment companies advised by the Adviser (the “Angel Oak Funds”), the Adviser’s management capabilities demonstrated with respect to the Fund, the professional qualifications and experience of each of the portfolio managers of the Fund, the Adviser’s investment and management oversight processes, and the competitive investment performance of the Fund. The Board noted that there would be no differences between the scope of services required to be provided by the Adviser under the Existing Investment Advisory Agreement and the scope of services required to be provided by the Adviser under the New Investment Advisory Agreement. The Board noted that the key investment and management personnel of the Adviser servicing the Fund are expected to remain with the Adviser following the Transaction. The Trustees also considered Brookfield’s representations to the Board that the Adviser would continue to provide investment and related services that were materially the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs. On the basis of the Trustees’ assessment of the nature, extent and quality of the advisory services provided by the Adviser, the Trustees concluded that, under the New Investment Advisory Agreement, it was expected that the Adviser would continue to generate a level of long-term investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with many other comparable investment companies.
The investment performance of
the Fund
.
The Trustees concluded on the basis of information derived from independent third-party data that the Adviser had achieved investment performance that was competitive relative to the Fund’s category, as established by the Outside Data Provider (the “Category”), and a smaller peer group of comparable funds (the “Peer Group”) over short- and longer-term trailing periods. In considering the performance of the Fund, the Trustees reviewed reports comparing the Fund’s performance to: (i) its Peer Group; (ii) its Category; and (iii) its benchmark index.
The Trustees observed that the NAV of the Fund’s shares (which commenced operations in May 2019) had ranked in the first quartile of the Peer Group over the one- and three-year periods ended December 31, 2024, in the second quartile over the five-year period ended December 31, 2024, and in the third quartile over the period since the Fund’s inception. They noted that the market price of the Fund’s shares had ranked in the first quartile of the Peer Group over the one- and three-year periods ended December 31, 2024, and in the fourth quartile over the five-year period ended December 31, 2024 and since the Fund’s inception. The Trustees further noted that the NAV of the Fund’s shares had outperformed the Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Index, over the one-, three-, and five-year periods ended December 31, 2024, and for the period since the Fund’s inception.
Based on the representations made by Brookfield at the Special Board Meeting that the Adviser would continue to operate following the closing of the Transaction in much the same manner as it currently operates, the Board concluded that the investment performance of the Adviser was not expected to be affected by the Transaction and the Adviser is capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with many other investment companies.
The cost of advisory services provided and the level of profitability.
On the basis of comparative information derived from the expense data provided to the Board, the Trustees determined that the Fund’s management fee was higher than the median management fees of its peer closed-end funds and that its net expense ratio was higher than the median of its peer closed-end funds. The Board noted that the quality of services provided by the Adviser and the relatively strong performance of the Angel Oak Funds demonstrated that the advisory fee still offered an appropriate value for the Fund and its shareholders. In addition, the Trustees noted that the Adviser had agreed to limit the operating expenses of the Fund through September 30, 2027, and had recently agreed to voluntarily waive 0.35% of the management fee paid by the Fund, resulting in a management fee of 1.00%, for six months beginning on June 1, 2025, in connection with the Fund’s offering of transferable subscription rights to acquire common shares that commenced on April 21, 2025.
The Board also reviewed the fees that the Adviser charges its other clients for discretionary portfolio management services, noting that the firm has a variety of account types with different fee arrangements, but none with similar investment objectives and strategies as the Fund. The Board considered the fee rates charged by the Adviser to manage such funds and accounts. The Board took into account the unique management requirements involved in managing a registered investment company as opposed to other types of funds and accounts.
The Board also reviewed detailed profitability information and considered the Adviser’s current level of profitability with respect to the Fund and noted that the Adviser’s profitability was acceptable and not excessive and consistent with applicable industry averages and that the Adviser is committed to using its own resources to help improve the services it provides for the benefit of the Fund. The Trustees also noted that the Adviser has provided information regarding its methodology for attributing profitability to the Fund, as opposed to its other lines of business. The Trustees also took into consideration the nature and extent of expenses that are borne directly by the Adviser from its own financial resources to help to market and promote the Fund. Accordingly, on the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory services, the investment advisory and other services provided to the Fund by the Adviser, and the estimated profitability of the Adviser’s relationship with the Fund, the Board concluded that the level of investment advisory fees and the Adviser’s profitability are appropriate in light of the investment advisory fees, overall expense ratios and investment performance of comparable investment companies and the historical profitability of the relationship between the Fund and the Adviser. The Trustees considered the profitability of the Adviser both before and after the impact of the marketing-related expenses that the Adviser incurs out of its own resources in connection with its management of the Fund.
At the Special Board Meeting, the Trustees considered the fact that the fee rates payable to the Adviser would be the same under the Fund’s New Investment Advisory Agreement as they are under the Fund’s Existing Investment Advisory Agreement. The Trustees also noted that the Fund’s fee waiver/expense limitation agreements with the Adviser would remain in effect, if the New Investment Advisory Agreement is approved by shareholders and the Transaction is completed. With respect to anticipated profitability, the Trustees noted that it was too early to predict whether and to what extent the Transaction would affect the Adviser’s profitability with respect to the Fund, but noted that this matter would be given further consideration on an ongoing basis. Overall, the Trustees concluded that the fees to be paid under the New Investment Advisory Agreement are reasonable.
The extent to which economies of scale may be realized as the Fund grows and whether the advisory fee reflects possible economies of scale.
While it was noted that the Fund’s investment advisory fee under the Existing Investment Advisory Agreement and New Investment Advisory Agreement will not decrease as the Fund’s assets grow because the Fund is not subject to investment advisory fee breakpoints, the Trustees concluded that the Fund’s investment advisory fee was appropriate in light of the projected size of the Fund and appropriately reflects the current economic environment for the Adviser and the competitive nature of the closed-end fund market. The Trustees then noted that they would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale and the appropriateness of the investment advisory fee payable to the Adviser with respect to the Fund, in the future, at which time the implementation of fee breakpoints on the Fund could be considered. The Trustees noted the past improvements made to the Adviser’s infrastructure and services provided to the Fund, which had been funded by the advisory fees received by the Adviser. Finally, the Trustees noted the Adviser’s statement that economies of scale could not be predicted in advance of the closing of the Transaction.
Benefits to the Adviser from its relationship with
the Fund
(and any corresponding benefits to
the Fund
).
The Trustees concluded that other benefits derived by the Adviser from its relationship with the Fund are reasonable and fair and consistent with industry practice and in the best interests of the Fund and its shareholders. The Trustees also considered the terms of the Transaction and the financial benefits that it brings to the current parent company of the Adviser and noted that those financial benefits are available, in part, because of the involvement of the Adviser in the Transaction. The Trustees also noted that the

Transaction is expected to place the Adviser on strong financial footing, enhancing its ability to provide continuous services to the Fund and that the Fund could benefit from the potential synergies and collaboration between the Adviser and Brookfield.
Other Considerations.
In approving the New Investment Advisory Agreement, the Trustees determined that the Adviser has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders and that that commitment was expected to remain in place after the Transaction. The Trustees also concluded that the Adviser has made a significant entrepreneurial commitment to the management and success of the Fund, which entails a substantial financial and professional commitment, including the Operating Expense Limitation Agreement under which the Adviser has undertaken to waive a portion of its fees to the benefit of Fund shareholders to the extent necessary in accordance with the terms of the Operating Expense Limitation Agreement. The Trustees observed that the waivers are subject to recoupment under the terms of the Operating Expense Limitation Agreement. The Adviser’s financial commitment to the Fund also included the payment of organizational, offering and distribution costs for the Fund when it was launched. The Board also considered matters with respect to the brokerage practices of the Adviser, including its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.
Following further discussion and the consideration of questions raised by the Independent Trustees, the Trustees determined that they had received sufficient information relating to the Fund in order to consider the approval of the New Investment Advisory Agreement. It was noted that, in making their determinations, the Trustees had considered and relied upon not only the materials provided to them for use at the Special Board Meeting, but also the information about the Fund and the Adviser that had been provided to them throughout the past year in connection with their regular Board meetings. In reaching their conclusion with respect to the approval of the New Investment Advisory Agreement and the level of fees paid under the New Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, but, rather, the Board took note of a combination of factors that had influenced their decision-making process. They noted the level and quality of investment advisory services provided by the Adviser to the Fund, and they found that these services continued to benefit the Fund and its shareholders and also reflected management’s overall commitment to the continued growth and development of the Fund.
Because the Change of Control would result in the automatic termination of the Existing Investment Advisory Agreement, and in consideration of the possibility that approval of the New Investment Advisory Agreement by the Fund’s shareholders might not be obtained prior to the expiration of the Existing Investment Advisory Agreement, pursuant to Section 15(c) of the 1940 Act and Rule 15a-4 under the 1940 Act, at a meeting held on June 23-24, 2025, the Board considered the approval of an interim investment advisory agreement (the “Interim Investment Advisory Agreement”) between the Fund and the Adviser, which would take effect upon the expiration of the Existing Investment Advisory Agreement, provided that shareholder approval has not been obtained by that date, and which would expire on the earlier of (1) the closing of the Transaction and concurrent effectiveness of the New Investment Advisory Agreement or (2) 150 days following the effectiveness of the Interim Investment Advisory Agreement. In reaching their decision, the Trustees based their decision on the considerations described above in connection with their approval of the New Investment Advisory Agreement at the Special Board Meeting, among others, although they did not identify any single specific consideration or any particular information that controlled their decision. Accordingly, the Board, including the Independent Trustees, unanimously approved the Interim Investment Advisory Agreement.
5. Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (855)
751-4324
and (2) from Fund documents filed with the SEC on the SEC’s website at
www.sec.gov
.
6. Annual Meeting of Shareholders
At the Annual Meeting of Shareholders held on June 26, 2025, shareholders voted on a new Investment Advisory Agreement between the Fund and the Adviser. The proposal was not approved based on the following results:

	For	Against	Abstain
To Approve the New Investment Advisory Agreement	11,417,091	4,840,580	126,867
Shareholders also voted on the election of Keith M. Schappert and Andrea N. Mullins as Class II Trustees to the Board of Trustees to serve a three-year term expiring in 2028. The proposal was not approved based on the following results:

	For	Against	Abstain
To Elect Keith M. Schappert	9,045,421	1,056,841	132,174
To Elect Andrea N. Mullins	9,071,006	1,030,778	132,652

Shareholders also voted on the election of Trevor Montano as a Class II Trustee to the Board of Trustees to serve a three-year term expiring in 2028. The proposal was not approved based on the following results:

	For	Against	Abstain
To Elect Trevor Montano	7,655,890	73,367	6,881
Shareholders also ratified the selection of Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm for the fiscal year ending January 31, 2026, based on the following results:

	For	Against	Abstain
To Approve Cohen & Company, Ltd.	16,853,190	972,753	144,633
7. Dividend Reinvestment Plan
Pursuant to the Fund’s Dividend Reinvestment Plan (the “Plan”), distributions of dividends and capital gains are automatically reinvested in Shares of the Fund by Fund Services, as Plan Agent. Unless a shareholder indicates another option on the account application or otherwise opts-out,
shareholders holding at least one full Share of the Fund will be automatically enrolled in the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash.
If the Fund declares a dividend or distribution payable either in cash or in Shares of the Fund and the market price of Shares on the payment date for the distribution or dividend equals or exceeds the Fund’s NAV per Share, the Fund will issue Shares to participants at a value equal to the higher of NAV or 95% of the market price. The number of additional Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution or dividend by the higher of NAV or 95% of the market price. If the market price is lower than NAV, or if dividends or distributions are payable only in cash, then participants will receive Shares purchased by the Plan Agent on participants’ behalf on the NYSE or otherwise on the open market. If the market price exceeds NAV before the Plan Agent has completed its purchases, the average per Share purchase price may exceed NAV, resulting in fewer Shares being acquired than if the Fund had issued new Shares.
There are no brokerage charges with respect to Shares issued directly by the Fund. However, whenever Shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees. Currently, dividend reinvestment plan participants that direct the sale of Shares through the Plan Agent are subject to a $25.00 fee plus a sales commission of $4.95.
The reinvestment of dividends and net capital gains distributions does not relieve participants of any income tax that may be payable on such dividends or distributions. Purchases of additional Shares of the Fund will be made on the open market. There is no transaction fee, and each participant will pay a pro rata share of brokerage commissions incurred in connection with purchases made on the open market. Shareholders can also sell Fund Shares held in the Plan account at any time by contacting the Plan Agent by telephone or in writing. The Plan Agent will mail a check to you (less applicable brokerage trading fees) on the settlement date, which is three business days after your Shares have been sold. If you choose to sell your Shares through your broker, you will need to request that the Plan Agent electronically transfer your Shares to your broker through the Direct Registration System.
Shareholders participating in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone or in writing. Such termination will be effective immediately if the notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise, such termination will be effective on the first trading day after the payment date for such dividend or distribution, with respect to any subsequent dividend or distribution. If you withdraw, your Shares will be credited to your account; or, if you wish, the Plan Agent will sell your full and fractional Shares and send you the proceeds, less a fee currently set at $25.00 and less a sales commission currently set at $4.95. If a shareholder does not maintain at least one whole Share in the Plan account, the Plan Agent may terminate such shareholder’s participation in the Plan after written notice. Upon termination, shareholders will be sent a check for the cash value of any fractional Share in the Plan account, less any applicable broker commissions and taxes. Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund and the Plan Agent reserve the right to amend or terminate the Plan. Participants generally will receive written notice at least 60 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 60 days before the record date for the payment of any dividend or distribution by the Funds.
All correspondence or additional information about the Plan should be directed to Fund Services in writing at 615 East Michigan Street, Milwaukee, Wisconsin 53202.

INVESTMENT ADVISER
Angel Oak Capital Advisors, LLC
3344 Peachtree Road NE, Suite 1725
Atlanta, GA 30326
SHAREHOLDER SERVICER
Destra Capital Advisors LLC
444 N. Wilson Avenue
Bozeman, MT 59715
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Dechert LLP
1900 K Street NW
Washington, DC 20006
CUSTODIAN
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT
U.S Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

SAR-FINS

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

2

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Response included within Item 1(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the Registrant’s equity securities that are registered by the Registrant pursuant to Section 12 of the Exchange Act made in the period covered by this report.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

3

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Filed herewith.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Angel Oak Financial Strategies Income Term Trust

By (Signature and Title)*	/s/ Ward Bortz
Ward Bortz, President (Principal Executive Officer)

Date	October 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ward Bortz
Ward Bortz, President (Principal Executive Officer)

Date	October 1, 2025

By (Signature and Title)*	/s/ Nilesh Likhite
Nilesh Likhite, Treasurer (Principal Financial Officer)

Date	October 1, 2025

*	Print the name and title of each signing officer under his or her signature.

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